OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING EXPENSES
Schedule of operating expense main components

	Years ended December 31,
	2021	2020	2019
Employee benefit expenses and severance payments	Profit (loss)
Salaries, Social security expenses and benefits	(83,429)	(82,094)	(82,763)
Severance indemnities	(6,518)	(3,751)	(10,589)
Other employee expenses	(1,876)	(2,420)	(2,266)
	(91,823)	(88,265)	(95,618)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(28,512)	(28,413)	(31,973)
Fees for services	(20,360)	(21,215)	(22,437)
Directors and Supervisory Committee’s fees	(559)	(201)	(266)
	(49,431)	(49,829)	(54,676)
Taxes and fees with the Regulatory Authority
Turnover tax	(15,813)	(16,496)	(17,547)
Regulatory Entity Fees	(7,863)	(8,503)	(9,549)
Municipal taxes	(4,524)	(4,727)	(5,047)
Other taxes and fees	(4,543)	(5,021)	(5,636)
	(32,743)	(34,747)	(37,779)

	Years ended December 31,
	2021	2020	2019
Cost of equipment and handsets	Profit (loss)
Inventory balance at the beginning of the year	(6,001)	(7,079)	(9,073)
Plus:
Purchases	(19,754)	(17,711)	(21,529)
Others	1,356	1,986	1,434
Less:
Inventory balance at the end of the year	3,438	6,001	7,079
	(20,961)	(16,803)	(22,089)
Other operating expenses
Provisions	(7,896)	(4,533)	(2,643)
Rentals and internet capacity	(2,751)	(3,022)	(4,094)
Energy, water and other services	(6,991)	(8,181)	(10,087)
Other	(3,544)	(4,774)	(6,137)
	(21,182)	(20,510)	(22,961)
Depreciation, amortization and impairment of fixed assets
Depreciation of PP&E	(108,382)	(99,185)	(96,535)
Amortization of intangible assets	(15,558)	(16,056)	(16,991)
Amortization of Rights of use assets	(10,330)	(8,860)	(7,149)
Impairment of fixed assets	(1,284)	(568)	(5,269)
	(135,554)	(124,669)	(125,944)

Schedule of operating expenses disclosed per function

	Operating	Administration	Commercializa-tion	Total	Total	Total
Concept	costs	costs	costs	12.31.2021	12.31.2020	12.31.2019
Employee benefit expenses and severance payments	(52,999)	(17,036)	(21,788)	(91,823)	(88,265)	(95,618)
Interconnection costs and other telecommunication charges	(15,262)	—	—	(15,262)	(16,987)	(15,453)
Fees for services, maintenance, materials and supplies	(26,465)	(8,000)	(14,966)	(49,431)	(49,829)	(54,676)
Taxes and fees with the Regulatory Authority	(32,271)	(231)	(241)	(32,743)	(34,747)	(37,779)
Commissions and advertising	(299)	(121)	(23,972)	(24,392)	(26,040)	(30,027)
Cost of equipment and handsets	(20,961)	—	—	(20,961)	(16,803)	(22,089)
Programming and content costs	(28,949)	—	—	(28,949)	(30,443)	(37,053)
Bad debt expenses	—	—	(7,983)	(7,983)	(16,309)	(13,010)
Other operating expenses	(9,818)	(2,080)	(9,284)	(21,182)	(20,510)	(22,961)
Depreciation, amortization and impairment of fixed assets	(107,717)	(13,933)	(13,904)	(135,554)	(124,669)	(125,944)
Total as of 12.31.2021	(294,741)	(41,401)	(92,138)	(428,280)	—	—
Total as of 12.31.2020	(287,980)	(37,020)	(99,602)	—	(424,602)	—
Total as of 12.31.2019	(310,528)	(39,843)	(104,239)	—	—	(454,610)

Schedule of Future minimum lease payments on non cancellable operating lease agreements

	Less than 1		More than 5
	year	1‑5 years	years	Total
2019	436	142	—	578
2020	341	148	—	489
2021	894	272	65	1,231